Horizon Active Asset Allocation Fund
Schedule of Investments
August 31, 2025 (Unaudited)

	EXCHANGE TRADED FUNDS - 92.7%	Shares	Value
	Communication Services Select Sector SPDR Fund	205,524	$22,893,318
	Consumer Discretionary Select Sector SPDR Fund	285	66,046
	Energy Select Sector SPDR Fund	749	67,702
	Goldman Sachs Equal Weight US Large Cap Equity ETF	180,360	15,191,723
	Health Care Select Sector SPDR Fund	274	37,656
	Invesco KBW Bank ETF(a)	411,632	31,971,457
	Invesco QQQ Trust Series 1	253	144,311
	Invesco S&P 500 Equal Weight ETF	404,089	76,219,267
	iShares Core Dividend Growth ETF(a)	919,623	61,550,367
	iShares Core MSCI Emerging Markets ETF	979,320	60,805,979
	iShares Core MSCI International Developed Markets ETF	2,320,623	181,797,606
	iShares Core S&P Mid-Cap ETF	665	43,331
	iShares MSCI EAFE ETF	510	46,655
	iShares MSCI Japan ETF(a)	292,873	22,926,099
	iShares MSCI USA Minimum Volatility ETF(a)	1,264	119,145
	iShares MSCI USA Quality Factor ETF	472	89,184
	iShares U.S. Aerospace & Defense ETF(a)	291	57,740
	JPMorgan BetaBuilders Europe ETF	328,084	22,411,418
	SPDR Portfolio Emerging Markets ETF	688,455	30,567,402
	SPDR Portfolio S&P 500 Growth ETF(b)	1,550,117	154,221,140
	SPDR Portfolio S&P 500 Value ETF	562,879	30,755,709
	SPDR S&P Regional Banking ETF	935	61,252
	Technology Select Sector SPDR Fund	362	95,007
	VanEck Semiconductor ETF(a)	212	61,542
	WisdomTree Japan Hedged Equity Fund	241	29,988
TOTAL EXCHANGE TRADED FUNDS (Cost $630,535,022)			712,231,044

	COMMON STOCKS - 7.2%	Shares	Value
Aerospace & Defense - 0.2%
	AeroVironment, Inc. (c)	4,442	1,072,077
	Axon Enterprise, Inc. (c)	688	514,135
			1,586,212

Automobiles - 0.1%
	Tesla, Inc. (c)	2,308	770,572

Banks - 0.1%
	JPMorgan Chase & Co.	2,186	658,904

Broadline Retail - 0.8%
	Alibaba Group Holding Ltd. - ADR	5,090	687,150
	Amazon.com, Inc. (c)	17,065	3,907,885
	PDD Holdings, Inc. - ADR (c)	5,090	611,920
	Sea Ltd. - ADR (c)	3,638	678,632
			5,885,587

Communications Equipment - 0.1%
	Arista Networks, Inc. (c)	6,403	874,330

Construction & Engineering - 0.1%
	Quanta Services, Inc.	1,463	552,955

Diversified Telecommunication Services - 0.1%
	Deutsche Telekom AG - ADR	28,739	1,053,543

Electric Utilities - 0.1%
	Constellation Energy Corp.	1,775	546,664

Electrical Equipment - 0.3%
	ABB Ltd. - ADR	10,088	676,905
	Eaton Corp. PLC	1,799	628,103
	GE Vernova, Inc.	1,185	726,369
	Vertiv Holdings Co. - Class A	4,390	559,945
			2,591,322

Electronic Equipment, Instruments & Components - 0.1%
	Amphenol Corp. - Class A	6,224	677,545

Entertainment - 0.2%
	Netflix, Inc. (c)	780	942,435
	Spotify Technology SA (c)	1,371	934,857
			1,877,292

Ground Transportation - 0.1%
	Uber Technologies, Inc. (c)	6,160	577,500

Health Care Equipment & Supplies - 0.1%
	Intuitive Surgical, Inc. (c)	1,058	500,746

Independent Power and Renewable Electricity Producers - 0.1%
	Vistra Corp.	2,927	553,525

Industrial Conglomerates - 0.1%
	Siemens AG - ADR	4,494	624,127

Interactive Media & Services - 1.0%
	Alphabet, Inc. - Class A	17,834	3,797,037
	Meta Platforms, Inc. - Class A	3,598	2,657,843
	Tencent Holdings Ltd. - ADR	12,021	932,709
			7,387,589

IT Services - 0.0%(d)
	Cognizant Technology Solutions Corp., - Class A	4,992	360,672

Semiconductors & Semiconductor Equipment - 2.0%
	Advanced Micro Devices, Inc. (c)	4,668	759,157
	Applied Materials, Inc.	3,389	544,816
	ARM Holdings PLC - ADR (c)	3,771	521,567
	ASML Holding NV	966	717,371
	Broadcom, Inc.	10,071	2,995,015
	KLA Corp.	671	585,112
	Lam Research Corp.	6,282	629,142
	Micron Technology, Inc.	4,818	573,390
	NVIDIA Corp.	34,217	5,959,917
	QUALCOMM, Inc.	3,765	605,148
	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,005	1,617,244
			15,507,879

Software - 1.5%
	Cadence Design Systems, Inc. (c)	1,926	674,928
	Microsoft Corp.	10,505	5,322,778
	Oracle Corp.	5,455	1,233,539
	Palantir Technologies, Inc. - Class A (c)	7,046	1,104,179
	Palo Alto Networks, Inc. (c)	2,661	506,974
	Salesforce, Inc.	2,371	607,569
	SAP SE - ADR	4,384	1,193,149
	ServiceNow, Inc. (c)	671	615,616
	Synopsys, Inc. (c)	1,180	712,154
			11,970,886

Technology Hardware, Storage & Peripherals - 0.1%
	Dell Technologies, Inc. - Class C	4,471	546,133
TOTAL COMMON STOCKS (Cost $51,712,370)			55,103,983

PURCHASED OPTIONS - 0.0%(c)(d)	Notional Amount	Contracts	Value
	Call Options - 0.0%(d)		$–
iShares China Large-Cap ETF, Expiration: 09/30/2025; Exercise Price: $42.00 (e)(f)	$23,346,000	6,000	162,000

	Put Options - 0.0%(d)		$–
Invesco QQQ Trust Series 1, Expiration: 09/19/2025; Exercise Price: $550.00 (e)(f)(h)	17,112,000	300	107,550
TOTAL PURCHASED OPTIONS (Cost $657,644)			269,550

SHORT-TERM INVESTMENTS
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%	Shares	Value
	First American Government Obligations Fund - Class X, 4.15%(a)(g)	22,938,694	22,938,694
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $22,938,694)			22,938,694

	MONEY MARKET FUNDS - 0.2%	Shares	Value
	First American Government Obligations Fund - Class X, 4.22%(g)	1,444,336	1,444,336
TOTAL MONEY MARKET FUNDS (Cost $1,444,336)			1,444,336

TOTAL INVESTMENTS - 103.1% (Cost $707,288,066)			791,987,607
Liabilities in Excess of Other Assets - (3.1)%			(23,869,175)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$768,118,432
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $22,255,759.
(b)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $10,943,900, which is 1.42% of total net assets.

(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
(h)	Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Active Asset Allocation Fund
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Put Options - (0.0)% (a)
Invesco QQQ Trust Series 1, Expiration: 09/19/2025; Exercise Price: $500.00 (b)(c)	$(25,668,000)	(450)	$(27,450)
TOTAL WRITTEN OPTIONS (Premiums received $104,536)			$(27,450)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Active Asset Allocation Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$712,231,044	$–	$–	$712,231,044
Common Stocks	55,103,983	–	–	55,103,983
Purchased Options	–	269,550	–	269,550
Investments Purchased with Proceeds from Securities Lending	22,938,694	–	–	22,938,694
Money Market Funds	1,444,336	–	–	1,444,336
Total Investments	$791,718,057	$269,550	$–	$791,987,607

Liabilities:
Investments:
Written Options	$–	$(27,450)	$–	$(27,450)
Total Investments	$–	$(27,450)	$–	$(27,450)

Refer to the Schedule of Investments for further disaggregation of investment categories.